One International Place 40th Floor 100 Oliver Street Boston, MA 02110-2605 +1 617 728 7100 Main +1 617 426 6567 Fax www.dechert.com
Kaitlin McGrath Kaitlin.McGrath@dechert.com +1 617 728 7116 DIRECT

October 16, 2024

Via Edgar

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, N.E.

Washington, D.C. 20549

Re:	T. Rowe Price OHA Flexible Credit Income Fund (File No. 811-23980) (the “Registrant”)
Amendment No. 2 to the Registration Statement on Form N-2

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Section 8 of the Investment Company Act of 1940, as amended, is Amendment No. 2 to the Registrant’s registration statement on Form N-2 (the “Registration Statement”). This filing is being made for the purposes of (i) updating certain financial information; (ii) filing the required exhibits; and (iii) making other changes to the Registration Statement. Beneficial interests in the Registrant are not being registered under the Securities Act of 1933, as amended (the “1933 Act”), since such interests will be issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act.

No fee is required in connection with this filing. Please direct any questions concerning the filing to me at 617-728-7116.

Very truly yours,

/s/ Kaitlin McGrath
Kaitlin McGrath